Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Inventory [Line Items]
Books and other goods	$ 884	$ 781
Paper and other raw materials	287	316
Less: inventory provisions for slow-moving and obsolescence	(307)	(126)
Inventories, net	$ 864	$ 971